Nature of the Business	12 Months Ended
Mar. 31, 2015
Content Checked Inc [Member]
Nature of the Business

Note 1 – Nature of the Business

Content Checked, Inc. (“Content Checked” or the “Company”) was incorporated under the laws of the State of Wyoming on July 19, 2013 (Inception) and its fiscal year end is March 31.

Content Checked created and on July 21, 2014 released to the market its initial application, in an anticipated suite of applications the Content Checkedsm smartphone application designed for use by those who suffer from food allergies and intolerances. The application allows its users the ability to scan product’s bar code and determine if it is safe for consumption. Their friends and family can also use it to assist in their food selections. The Company believes it has created the first application with genuine comprehensive content information and in-depth allergen definitions for most U.S. food products and is designed to meet the need for millions of people in the United States. The Company has unique database of allergens and food ingredients that directly correlate with allergies and intolerances. Currently there are several hundreds of thousand products database and it is constantly growing. The application is highly scalable and can expand into new geographic areas and product categories with limited modifications and investment.

The Content Checkedsm smartphone application helps users to personalize their shopping lists and makes sure they purchase products that compatible with their specific allergies and intolerances. The Content Checkedsm application and supporting database allows its user to save time and make better decisions while grocery shopping since the application will guide and direct shopping.

On September 1, 2014 the Company released MigraineChecked. Statistics indicate that over 36 million Americans have the disease. Similar in function to Content Checked, MigraineChecked allows the user to scan and avoid known triggers in food and drinks. The Company is able to utilize its existing comprehensive menu and recipe database to provide recommendations how to prepare food for individuals with Migraine headaches. MigraineChecked allows you to set up profiles and favorites for not just yourself but also your friends and family making sharing of favorites and ideas fun and simple. MigraineChecked allows food manufacturers to showcase their products in an effective and relevant way. They now have a platform to communicate to those having special food preferences, a variety of alternatives that are better suited to them. Both manufacturers and consumers benefit from targeted communication.

In June 2015 the Company released Sugar Checked (Sugarcheckedsm). The addressable U.S. ‘No Sugar’ market is approximately 98 million people in the danger zone of developing type 2 diabetes.

The design of the database and the application, as well as certain aspects of the database content, were acquired from a related party in return for founder’s shares. Because the transaction was with a related party there is no value assigned to the transaction.